Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Federal income tax benefit attributable to:
Current operations	$ 349,000	$ 91,000
Permanent and Timing Differences (net)	(160,000)	(294,000)
Valuation allowance	(189,000)	203,000
Net provision for federal income tax	$ 0	$ 0